Accounts receivable, net (Tables)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of accounts receivable net
	December 31,
	2024	2023
	US$	US$

Accounts receivable	2,599,984	2,638,333
Expected credit losses	(484,303)	(187,462)
	2,115,681	2,450,871

Schedule of movements in allowance for credit losses

The movements in allowance for credit losses are as follows:

	December 31,
	2024	2023
	US$	US$

Balance at the beginning of year	187,462	117,195
Additional for the year	296,841	70,267
Balance at the end of year	484,303	187,462

Seamless Group Inc [Member]
Schedule of accounts receivable net
	December 31,
	2023	2022
	US$	US$

Accounts receivable	2,638,333	3,184,892
Allowance for credit losses	(187,462)	(117,195)
	2,450,871	3,067,697

Schedule of allowance for doubtful accounts

The movements in allowance for credit losses are as follows:

	December 31,
	2023	2022
	US$	US$

Balance at the beginning of year	117,195	-
Additional for the year	70,267	-
Acquisition of a subsidiary	-	117,195
Balance at the end of year	187,462	117,195